UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      White River Investment Partners, LLC
Address:   2288 Union Street
           San Francisco, CA 94123


Form 13F File Number: 028-12790
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allen Benello
Title:  Managing Partner
Phone:  (415) 440-1659

Signature, Place and Date of Signing:

/s/ Allen Benello                   San Francisco, CA            May 16, 2011
---------------------------------  ----------------------     -----------------
    [Signature]                        [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:         18
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Form 13F Information Table Value Total:       $59,684
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

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


                                                WHITE RIVER INVESTMENT PARTNERS, LLC
                                                      FORM 13F INFORMATION TABLE
                                                     Quarter Ended March 31, 2011

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP           COM            00208J108     453    25,000  SH       SOLE                 25,000
BPZ RESOURCES INC            COM            055639108     530   100,000  SH       SOLE                100,000
CHESAPEAKE ENERGY CORP       COM            165167107   8,279   247,000  SH       SOLE                247,000
CROSSTEX ENERGY INC          COM            22765Y104     272    27,395  SH       SOLE                 27,395
CVS CAREMARK CORPORATION     COM            126650100   2,574    75,000  SH       SOLE                 75,000
DEVON ENERGY CORP NEW        COM            25179M103   3,671    40,000  SH       SOLE                 40,000
ENCANA CORP                  COM            292505104   1,727    50,000  SH       SOLE                 50,000
EQUINIX INC                  COM NEW        29444U502  11,388   125,000  SH       SOLE                125,000
FISERV INC                   COM            337738108   2,822    45,000  SH       SOLE                 45,000
LENDER PROCESSING SVCS INC   COM            52602E102   3,219   100,000  SH       SOLE                100,000
NALCO HOLDING COMPANY        COM            62985Q101     546    20,000  SH       SOLE                 20,000
NORDION INC                  COM            65563C105     754    63,809  SH       SOLE                 63,809
PANHANDLE OIL AND GAS INC    CL A           698477106   2,154    68,064  SH       SOLE                 68,064
TEMPUR PEDIC INTL INC        COM            88023U101   7,092   140,000  SH       SOLE                140,000
U S GLOBAL INVS INC          CL A           902952100     406    50,000  SH       SOLE                 50,000
VIMPELCOM LTD                SPONSORED ADR  92719A106   7,766   550,000  SH       SOLE                550,000
WALTER ENERGY INC            COM            93317Q105   1,354    10,000  SH       SOLE                 10,000
WILLIAMS COS INC DEL         COM            969457100   4,677   150,000  SH       SOLE                150,000